ACQUISITIONS (Details 3) (USD $)	0 Months Ended
	May 03, 2011 NuLoch Resources	Feb. 17, 2012 Utica Shale Assets Acquisition
Fair value of total purchase price:
Common stock issued in connection with acquisition (in shares)	38,131,846
Business acquisition cost of acquired entity number of exchangeable shares	4,275,998
Business acquisition cost of acquired entity exchangeable shares value	$ 313,800,000
Common stock issued in connection with acquisition	282,175,000
Business acquisition stock price (in dollars per share)	$ 7.40
Price of stock used to value stock issued in acquisition (in dollars per share)	$ 7.40
4,275,998 exchangeable shares at $7.40 per share	31,643,000
Debt assumed	18,770,000
Net deferred tax liability	97,912,000
Total	430,500,000	24,800,000
Amounts recognized for assets acquired and liabilities assumed:
Working capital deficit	(20,711,000)
Oil and gas properties	447,540,000
Equipment and other fixed assets	5,167,000
Asset retirement obligation	(1,496,000)
Total	430,500,000
Working capital deficit assumed:
Cash	640,000
Accounts receivable	5,951,000
Prepaid Expenses	359,000
Accounts payable	(27,661,000)
Working capital deficit	$ (20,711,000)